Income Tax (Details) - Schedule of deferred tax assets and deferred tax liabilities - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Deferred tax assets
Allowance for doubtful accounts receivables and other receivables	$ 1,741,394	$ 69,989
Net operating loss carrying forwards	3,744,239	990,697
Share-based compensation	1,926,942
Unrealized profit	3,212,027
Donation expenditure		39,882
Operating lease liabilities		163,680
Advertising expense		12
Total deferred tax assets	10,624,602	1,264,260
Deferred tax liabilities
Intangible assets recognized from acquisition of Beijing Deran	(209,612)
Operating lease right of use assets		(167,888)
Deferred tax assets	10,414,990	1,096,372
Less: Valuation allowance	(8,430,810)	(919,935)
Deferred tax assets, net	$ 1,984,180	$ 176,437